Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Internal software development costs, amortization expense	$ 3,576	$ 1,511
Software development costs
Finite-Lived Intangible Assets [Line Items]
Internal software development costs	3,063	2,313
Internal software development costs, amortization expense	$ 1,414	$ 698